UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

        Check here if Amendment [ ]; Amendment Number: _______________ This Amendment (Check only one.): [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pirate Capital LLC
Address:  200 Connecticut Avenue
          Norwalk, CT  06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:



       /s/ Thomas R. Hudson, Jr.    Norwalk, Connecticut       11/13/2006
--------------------------------------------------------------------------------
              [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           20

 Form 13F Information Table Value Total:          $1,479,789
                                                  (thousands)

List of Other Included Managers:                  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                               September 30, 2006


Column 1                          Column 2   Column 3  Column 4 Column 5             Column 6    Column 7           Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                  TITLE OF               VALUE  SHARES OR  SH/ PUT/ INVESTMENT     OTHER     VOTING AUTHORITY
             NAME OF ISSUER        CLASS      CUSIP      (000)  PRN AMT   PRN  CALL DISCRETION    MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

 1 ALLIED DEFENSE GROUP            common   019118108    14,514    882,300  SH      Shared-Defined   NONE     882,300
 2 ANGELICA CORP                   common   034663104    20,636  1,213,147  SH      Shared-Defined   NONE   1,213,147
 3 AQUILA INC                      common   03840P102   106,946 24,698,912  SH      Shared-Defined   NONE  24,698,912
 4 BRINK'S CO                      common   109696104   209,825  3,954,494  SH      Shared-Defined   NONE   3,954,494
 5 CEC ENTERTAINMENT INC           common   125137109    95,952  3,045,130  SH      Shared-Defined   NONE   3,045,130
 6 CHARTERMAC                      ben int  160908109   117,843  7,048,034  SH      Shared-Defined   NONE   7,048,034
 7 CKE RESTAURANTS, INC            common   12561E105     5,325    266,800  SH      Shared-Defined   NONE     266,800
 8 CORNELL COMPANIES INC           common   219141108    40,109  2,321,100  SH      Shared-Defined   NONE   2,321,100
 9 CUTTER & BUCK INC               common   232217109    13,899  1,437,317  SH      Shared-Defined   NONE   1,437,317
10 GENCORP INC                     common   368682100    64,643  5,034,500  SH      Shared-Defined   NONE   5,034,500
11 GENTEK INC                      common   37245X203     6,903    250,000  SH      Shared-Defined   NONE     250,000
12 INTRAWEST CORP                  common   460915200    34,490  2,545,388  SH      Shared-Defined   NONE   2,545,388
13 JAMES RIVER COAL CO             common   470355207   308,393  8,928,570  SH      Shared-Defined   NONE   8,928,570
14 MAXIM CRANE WORKS HOLDINGS INC  common   577737109    10,440    435,000  SH      Shared-Defined   NONE     435,000
15 MIRANT CORP                     common   60467R100    19,444    425,000  SH      Shared-Defined   NONE     425,000
16 NETRATINGS, INC.                common   64116M108   113,315  4,149,216  SH      Shared-Defined   NONE   4,149,216
17 PEP BOYS MANNY MOE & JACK       common   713278109     4,979    349,900  SH      Shared-Defined   NONE     349,900
18 PH GLATFELTER CO                common   377316104    84,418  2,812,995  SH      Shared-Defined   NONE   2,812,995
19 PW EAGLE INC                    common   69366Y108    72,249  5,622,500  SH      Shared-Defined   NONE   5,622,500
20 WALTER INDUSTRIES INC           common   93317Q105   135,466  3,174,000  SH      Shared-Defined   NONE   3,174,000

                                                    1,479,789.0